Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Aug. 02, 2013 room property	May 15, 2013 property room	May 02, 2013 property room
Commitments And Contingencies [Abstract]
Earnest Money Deposits	$ 0.10	$ 0.25	$ 0.50
Number Of Hotels Being Acquired	2	2	4
Expected Closing Costs And Fees	0.9	1.2	1.3
Contractual Purchase Price Of Acquiring Properties	21.25	18.50	42.30
Aggregate Number Of Rooms	203	163	378
Acquired Property Mortgage Loan Payable Assumed	$ 4.9	$ 13.2